Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Share Capital	Contributed Surplus	Accumulated Other Comprehensive Income/ (Loss)	Deficit
Beginning balance at Dec. 31, 2020	$ 190,703	$ 307,152	$ 27,204	$ (3,487)	$ (140,166)
Beginning balance, Shares at Dec. 31, 2020		101,103
Shares issued on conversion of RSUs, DSUs and exercise of stock options	706	$ 5,450	(4,744)
Shares issued on conversion of RSUs, DSUs and exercise of stock options, shares		1,546
Shares issued pursuant to the underwritten public offering (Note 13)	400,000	$ 400,000
Shares issued pursuant to the underwritten public offering, Shares (Note 13)		18,182
Share issuance costs	(22,609)	$ (22,609)
Equity compensation (Note 13)	6,003		6,003
Net loss	(38,488)				(38,488)
Ending balance at Dec. 31, 2021	536,315	$ 689,993	28,463	(3,487)	(178,654)
Ending balance, Shares at Dec. 31, 2021		120,831
Shares issued on conversion of RSUs, DSUs and exercise of stock options	1,920	$ 5,680	(3,760)
Shares issued on conversion of RSUs, DSUs and exercise of stock options, shares		1,005
Share issuance costs	0
Shares issued pursuant to the acquisition of Millennial, Value (Note 7)	333,812	$ 333,812
Shares issued pursuant to the acquisition of Millennial, Shares (Note 7)		13,199
Equity compensation (Note 13)	3,530		3,530
RSUs issued in lieu of accrued bonuses	1,374		1,374
DSUs issued in lieu of directors' fees	619		619
Net loss	(93,568)				(93,568)
Ending balance at Dec. 31, 2022	$ 784,002	$ 1,029,485	$ 30,226	$ (3,487)	$ (272,222)
Ending balance, Shares at Dec. 31, 2022		135,035